Financial Instruments (Details 3) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Amount used	$ 656,459	$ 650,000
Amount not used	260,500	350,000
Total credit lines	$ 916,959	$ 1,000,000